INCOME TAXES (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expenditures deductible for tax purpose in future years
Accrued legal and professional fees	$ 28	$ 31
Accrued bonus	261	279
Other	172	56
Tax losses	3,535	1,912
Depreciation and amortization	123	91
Total deferred tax assets	4,119	2,369
Valuation allowance	(3,535)	(1,912)	(1,002)	(660)
Deferred tax assets	584	457
Interest income taxable for tax purpose in future years	(534)	(295)
Deferred tax liability arising from withholding tax on undistributed profits	(3,189)	(2,840)
Total deferred tax liabilities	(3,723)	(3,135)
Deferred tax liabilities, net	$ (3,139)	$ (2,678)